Operating expenses - Bonus awards - Actual and Expected (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Bonus awards deferred from prior year 2 and earlier			£ 22	£ 109	£ 115
Bonus awards deferred from prior year			122
Less: forfeiture of amounts deferred from prior years			(6)	(2)	(4)
Income statement charge for amounts deferred from prior years			£ 138	£ 107	£ 111
Forecast
Operating expenses
Bonus awards deferred from prior year 2 and earlier	£ 3	£ 7
Bonus awards deferred from prior year	7	10
Bonus awards deferred for current year	18	137
Income statement charge for amounts deferred from prior years	£ 28	£ 154